13FCONP
5/14/04

CONFIDENTIAL TREATMENT

03044239

RECEIVED
AUG 1 8 2003
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **June 30, 2003**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: **M.H. Davidson & Co., L. L. C.**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
AUG 02 2004
THOMSON FINANCIAL

Name: **Thomas L. Kempner, Jr.**
Title: **Managing Member**
Phone: **212-446-4060**

Signature, Place, and Date of Signing:

(signature)	NY , NY	8/12/03
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ___________0__________

Form 13 F Information Table Entry Total: ________6__________

Form 13 F Information Table Value Total: _____$52,086
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28__________________	_________________________

[Repeat as necessary.]

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ________________________________

[Repeat as necessary]

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
Report Date: 6/30/2003
Reporting Manager: M.H. Davidson & Co., L.L.C.

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	VOTING AUTHORITY SHARED	VOTING AUTHORITY NONE
AIRBORNE INC	CS	009269101	19871	950780	SH		SOLE		950780		
CLAYTON HOMES	CS	184190106	1572	125220	SH		SOLE		125220		
CONCORD EFS	CS	206197105	14671	996675	SH		SOLE		996675		
EXPEDIA	CS	302125109	1925	25100	SH		SOLE		25100		
FIDELITY NATIONAL INFORMATION	CS	31620P109	11792	450600	SH		SOLE		450600		
GENESIS MICROCHIP	CS	37184C103	2255	166696	SH		SOLE		166696		
			52,086								